Ordinary shares - Warrants (Details) - $ / shares		3 Months Ended	9 Months Ended
	Jul. 14, 2017	Sep. 30, 2017	Sep. 30, 2017
Warrants
Warrants Issued (in shares)		7,822,860	7,822,860
Warrants Outstanding (in shares)		7,764,569	7,764,569
Ordinary Shares
Warrants
Shares issued in exercise of warrants			37,219
Warrants in connection with private equity placement
Warrants
Exercise Price (in dollars per share)		$ 2.50	$ 2.50
Warrants Issued (in shares)		7,000,000	7,000,000
Warrants Outstanding (in shares)		7,000,000	7,000,000
Warrants in connection with Horizon and Oxford loan agreement
Warrants
Exercise Price (in dollars per share)		$ 2.45	$ 2.45
Warrants Issued (in shares)		428,571	428,571
Warrants Exercised (in shares)			(58,291)
Warrants Outstanding (in shares)		370,280	370,280
Warrants in connection with Horizon and Oxford loan agreement | Ordinary Shares
Warrants
Shares issued in exercise of warrants		37,219
Warrants in connection with CRG credit facility
Warrants
Warrant term	7 years	7 years
Securities that warrants may purchase (in shares)	394,289	394,289	394,289
Exercise Price (in dollars per share)	$ 7.37	$ 7.37	$ 7.37
Warrants Issued (in shares)		394,289	394,289
Warrants Outstanding (in shares)		394,289	394,289